Public Offerings	12 Months Ended
Dec. 31, 2012
Public Offerings
3.	Public Offerings

The following table summarizes the issuances of common shares over the three years ending December 31, 2012:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay Corporation’s Ownership After the Offering	Use of Proceeds

April 2010	11,391,744	(1)	$12.25	139,549	134,920	37.1%	Acquisition of conventional tankers
October 2010	8,595,000		$12.15	104,429	99,663	31.0%	Prepayment of revolving credit facilities
February 2011	9,890,000		$11.33	112,054	107,105	26.0%	Prepayment of revolving credit facilities
February 2012	17,250,000		$4.00	69,000	68,531	20.4%	Prepayment of revolving credit facilities
June 2012	4,464,286	(2)	$4.11	18,348	18,348	24.6%	Acquisition of conventional tankers

(1)	Includes 2.6 million unregistered shares of Class A common stock issued to Teekay Corporation at a price per share equal to the offering price, which represented $32.0 million of the purchase price for the Company’s acquisition of the Kaveri Spirit L.L.C., Yamuna Spirit L.L.C. and Helga Spirit L.L.C..
(2)	Represents unregistered shares Class A common stock issued to Teekay Corporation as partial consideration for the Company’s acquisition of the 2012 Acquired Business, which had an approximate value of $25.0 million when the purchase price was agreed between the two parties.